Condensed Consolidated Interim Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Expenses
General and administrative	$ 855	$ 1,584	$ 1,909	$ 2,909
Interest	1,361	2,508	2,708	4,982
Foreign exchange loss	369		362	558
Foreign exchange (gain)		(642)
Stock compensation expense	492		736	16
Closure, care and maintenance				(509)
Operating expenses, total	3,077	3,450	5,715	7,956
Other Income
(Gain)Loss on fair value derivatives and warrants	66	155	(3,063)	2,428
Gain on fair value of marketable securities		253		(609)
Net finance income	(43)	(43)	(106)	(320)
Net loss for the period	3,100	3,815	2,546	9,455
Items that may be subsequently reclassified to net (income) loss:
Currency translation adjustment	2,246	1,609	894	(1,208)
Comprehensive loss for the period	5,346	5,424	3,440	8,247
Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	3,100	3,815	2,546	9,455
Non-controlling interests	0	0	0	0
Loss	3,100	3,815	2,546	9,455
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	5,346	5,424	3,440	8,247
Non-controlling interests	0	0	0	0
Comprehensive loss for the period	$ 5,346	$ 5,424	$ 3,440	$ 8,247
Basic and diluted loss per common share	$ 0.05	$ 0.13	$ 0.04	$ 0.32
Weighted average number of common shares outstanding: Basic and diluted	61,485,929	30,304,739	60,041,077	29,709,085